Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Net unrealized loss on hedging contracts, net of tax	$ (2,289)
Net unrealized loss on hedging contracts, net of tax		$ (15,453)
Net unrealized loss on pension, net of tax	(561)	(124)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $9.7 million and $9.3 million in 2019 and 2018, respectively	(22,587)	(21,662)
Foreign currency translation adjustments	(284,182)	(273,405)
Accumulated other comprehensive loss	(309,619)	(310,644)
Foreign currency effects from intercompany long-term investment transactions, tax	$ 9,700	$ 9,300